Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Schedule of Non-Cancelable Lease Agreements

At December 31, 2013, the Company’s aggregate commitment under non-cancelable lease agreements is as follows (in thousands):

OPERATING LEASES
Years ending December 31:
2014	$965
2015	753
2016	666
2017	606
2018 and beyond	822

Total minimum payments required	$3,812